Employee Benefits - Summary of Movement in Reserve for Employee Termination Benefits (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Employee termination benefits,beginning balance	₺ 120,755	₺ 74,435
Service cost	32,696	25,933
Remeasurements	3,738	34,532
Interest expense	13,877	8,361
Benefit payments	(21,617)	(22,506)
Employee termination benefits,ending balance	₺ 149,449	₺ 120,755